Cover Page	Oct. 29, 2020
Cover [Abstract]
Document Type	8-K
Document Period End Date	Oct. 29, 2020
Entity Registrant Name	Energy Recovery, Inc.
Entity Incorporation, State or Country Code	DE
Entity File Number	001-34112
Entity Tax Identification Number	01-0616867
Entity Address, Address Line One	1717 Doolittle Dr.
Entity Address, City or Town	San Leandro
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	94577
City Area Code	510
Local Phone Number	483-7370
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, $0.001 par value per share
Trading Symbol	ERII
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false
Entity Central Index Key	0001421517
Amendment Flag	false